UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Regis Management Company, LLC

Address:   300 Hamilton Avenue, Suite 400
           Palo Alto, CA  94301


Form 13F File Number: 28-11606


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert F.X. Burlinson
Title:  Chief Investment Officer
Phone:  650-838-1030

Signature,  Place,  and  Date  of  Signing:

/s/ Robert F.X. Burlinson          Palo Alto, CA                      5/4/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              67

Form 13F Information Table Value Total:  $      134,820
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Accenture PLC                             Common         G1151C101       10      235 SH       SOLE                   235      0    0
Ampal-American Israel Corporation         Common         032015109       62    22412 SH       SOLE                 22412      0    0
Apple Inc                                 Common         037833100       20       85 SH       SOLE                    85      0    0
AT&T Inc                                  Common         00206R102        6      240 SH       SOLE                   240      0    0
Berkshire Hathaway CL B                   Common         084670207     2914    35850 SH       SOLE                 35850      0    0
Cameco Corp                               Common         13321L108      846    30850 SH       SOLE                 30850      0    0
Cisco Systems Inc                         Common         17275R102       20      761 SH       SOLE                   761      0    0
Core Laboratories N.V.                    Common         N22717107       15      115 SH       SOLE                   115      0    0
Danaher Corp                              Common         235851102       17      215 SH       SOLE                   215      0    0
Durect Corp                               Common         266605104      230    76250 SH       SOLE                 76250      0    0
Emerson Electric Co                       Common         291011104       21      415 SH       SOLE                   415      0    0
Finisar Corp                              Common         31787A507        1       87 SH       SOLE                    87      0    0
Flower Foods Inc                          Common         343498101       12      500 SH       SOLE                   500      0    0
Goldcorp                                  Common         380956409      875    23500 SH       SOLE                 23500      0    0
Hadera Paper Ltd                          Common         M52514102        1        8 SH       SOLE                     8      0    0
Hewlett-Packard Company                   Common         428236103       18      345 SH       SOLE                   345      0    0
Hudson City Bancorp, Inc                  Common         443683107       12      825 SH       SOLE                   825      0    0
iPath Dow Jones-AIG Commodity Idx TR ETN  Common         06738C778       22      558 SH       SOLE                   558      0    0
iShares Barclays 20+ Year Treasury Bond   Common         464287432    15354   171554 SH       SOLE                171554      0    0
Fund
iShares DJ US Real Estate Index Fund      Common         464287739     6233   125205 SH       SOLE                125205      0    0
iShares Barclays Treasury Inflation       Common         464287176    16097   154929 SH       SOLE                154929      0    0
Protected Securities
iShares Barclays US Aggregate Bond Fund   Common         464287226      237     2276 SH       SOLE                  2276      0    0
iShares iBoxx $ Invest Grade Corp Bond    Common         464287242       11      101 SH       SOLE                   101      0    0
iShares MSCI EAFE Index                   Common         464287465    22382   399819 SH       SOLE                399819      0    0
iShares MSCI Emerging Markets Index Fund  Common         464287234     6372   151283 SH       SOLE                151283      0    0
iShares MSCI Japan Index Fund             Common         464286848      553    52950 SH       SOLE                 52950      0    0
iShares MSCI Singapore                    Common         464286673     2190   190400 SH       SOLE                190400      0    0
iShares Russell 3000 Index                Common         464287689      197     2866 SH       SOLE                  2866      0    0
iShares S&P GSCI Commodity Indexed TR     Common         46428R107     4100   131584 SH       SOLE                131584      0    0
iShares S&P North American Natural        Common         464287374      670    19458 SH       SOLE                 19458      0    0
Resources Sector Index Fund
iShares TR Dow Jones Select Dividend      Common         464287168      100     2180 SH       SOLE                  2180      0    0
Index
iShares Trust FTSE Xinhau HK China 25     Common         464287184     2166    51457 SH       SOLE                 51457      0    0
Index Fund
Johnson & Johnson                         Common         478160104       15      225 SH       SOLE                   225      0    0
Juniper Networks Inc                      Common         48203R104      203     6620 SH       SOLE                  6620      0    0
KLA-Tencor Corp                           Common         482480100      535    17288 SH       SOLE                 17288      0    0
L-3 Communications Holdings, Inc          Common         502424104       15      165 SH       SOLE                   165      0    0
Las Vegas Sands Corp                      Common         517834107      423    20000 SH       SOLE                 20000      0    0
Market Vectors ETF Gold Miners            Common         57060U10      2958    66607 SH       SOLE                 66607      0    0
McDonald's Corp                           Common         580135101       14      205 SH       SOLE                   205      0    0
Medco Health Solutions, Inc               Common         58405U102       19      295 SH       SOLE                   295      0    0
Merck & Co                                Common         58933Y105     2088    55893 SH       SOLE                 55893      0    0
Mettler-Toledo International, Inc         Common         592688105       16      150 SH       SOLE                   150      0    0
Occidental Petroleum Corporation          Common         674599105     4805    56836 SH       SOLE                 56836      0    0
Oil Service Holders TR                    Common         678002106     2170    17700 SH       SOLE                 17700      0    0
O'Reilly Automotive, Inc.                 Common         686091109       18      425 SH       SOLE                   425      0    0
Oracle Corporation                        Common         68389X105       36     1402 SH       SOLE                  1402      0    0
Paladin Resources NL                      Common         00000PDN8     1341   370575 SH       SOLE                370575      0    0
PDL Biopharma Inc                         Common         69329Y104       13     2047 SH       SOLE                  2047      0    0
Poweshares DB Commodity Index Fund        Common         73935S105     4075   173270 SH       SOLE                173270      0    0
Praxair Inc                               Common         74005P104       14      170 SH       SOLE                   170      0    0
Procter & Gamble Co                       Common         742718109       17      270 SH       SOLE                   270      0    0
RSC Holdings Inc                          Common         74972L102      993   124703 SH       SOLE                124703      0    0
SELECT SECTOR SPDR-ENERGY                 Common         81369Y506     4515    78490 SH       SOLE                 78490      0    0
Southern National Bancorp of Virginia Inc Common         843395104     1929   240774 SH       SOLE                240774      0    0
SPDR  Trust Series 1                      Common         78462F103    11169    95458 SH       SOLE                 95458      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
SPDR Gold Trust                           Common         78463V107     9486    87064 SH       SOLE                 87064      0    0
Staples Inc                               Common         855030102       16      700 SH       SOLE                   700      0    0
State Street Corp                         Common         857477103       11      240 SH       SOLE                   240      0    0
Stryker Corp                              Common         863667101       15      260 SH       SOLE                   260      0    0
Utilities Select Sector SPDR Fund         Common         81369Y886     2589    87298 SH       SOLE                 87298      0    0
Vanguard Emerging Markets VIPERS          Common         922042858       47     1120 SH       SOLE                  1120      0    0
Vanguard Energy ETF                       Common         92204A306       73      866 SH       SOLE                   866      0    0
Vanguard REIT ETF                         Common         922908553     2447    50128 SH       SOLE                 50128      0    0
Vanguard Total Stock Market ETF           Common         922908769      526     8828 SH       SOLE                  8828      0    0
Wal-Mart Stores Inc                       Common         931142103       12      215 SH       SOLE                   215      0    0
Wells Fargo & Co                          Common         949746101       16      530 SH       SOLE                   530      0    0
Yamana Gold Inc                           Common         98462Y100      437    44350 SH       SOLE                 44350      0    0


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